FAIR VALUE MEASUREMENTS - Level 3 financial instruments that are measured at fair value on a recurring basis (Details) - Level 3 - USD ($)	3 Months Ended						12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Fair value at beginning of period	$ 572,000	$ 286,000	$ 429,000	$ 572,000	$ 214,500	$ 143,000	$ 143,000	$ 143,000
Change in fair value of Private Placement Warrants	$ 500,500	$ 286,000	$ (143,000)	$ 0	$ 357,500	$ 71,500	$ 286,000	0
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Fair value at end of period	$ 1,072,500	$ 572,000	$ 286,000	$ 572,000	$ 572,000	$ 214,500	$ 429,000	$ 143,000